Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥) Investment shares	Aug. 31, 2016 CNY (¥) shares	Aug. 31, 2015 CNY (¥) shares	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2014 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits	¥ 1,896,662,000	¥ 362,451,000	¥ 244,248,000	$ 287,862	$ 55,010	¥ 148,128,000
Foreign currency translation exchange rate	6.5888			6.5888
Land use right amortization term	40 years
Impairment loss of long lived assets	¥ 0	¥ 0	¥ 0
Number of potentially dilutive ordinary shares | shares	0	0	0
Restricted cash	¥ 13,662,000	¥ 6,433,000	¥ 3,564,000	$ 2,074
Defined Contribution Retirement Schemes
Significant Accounting Policies [Line Items]
Defined contribution plan, other material obligation	0
Other Operating Income
Significant Accounting Policies [Line Items]
Government subsidies received	¥ 2,099,000	2,474,000	371,000
Tuition and Boarding Fees | Maximum
Significant Accounting Policies [Line Items]
Expected deferred revenue recognition period	1 year
Held-To-Maturity Investments
Significant Accounting Policies [Line Items]
Number of financial investments | Investment	1
Held-To-Maturity Investments One
Significant Accounting Policies [Line Items]
Investments original maturity term	6 months
VIE
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits	¥ 796,587,000	362,451,000
BGY Education Investment
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits	791,626,000	362,263,000	¥ 244,248,000			¥ 148,128,000
Restricted cash	¥ 13,662,000	¥ 6,433,000
BGY Education Investment | VIE
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of combined revenue	99.40%	100.00%	100.00%
Percentage of assets accounted of audited combined assets	55.39%	99.90%		55.39%	99.90%
Percentage of liabilities accounted of audited combined liabilities	90.34%	99.50%		90.34%	99.50%
Assets held only to settle obligations	¥ 0